Total Capital and Net Income (Loss) Per Unit	6 Months Ended
Jun. 30, 2019
Equity [Abstract]
Total Capital and Net (Loss) Income Per Unit	and Net Income (Loss) Per Common Unit

At June 30, 2019, approximately 67.9% of the Partnership’s common units outstanding were held by the public. The remaining common units, as well as the 2% general partner interest, were held by subsidiaries of Teekay Corporation. All of the Partnership's outstanding Series A Cumulative Redeemable Perpetual Preferred Units (or the Series A Preferred Units) and Series B Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units (or the Series B Preferred Units) are held by the public.

Net Income (Loss) Per Common Unit

Limited partners' interest in net income (loss) per common unit is determined by dividing net income (loss), after deducting the amount of net income (loss) attributable to the non-controlling interests, the General Partner’s interest and the distributions on the Series A and Series B Preferred Units by the weighted-average number of common units outstanding during the period. The computation of limited partners’ interest in net income per common unit - diluted assumes the exercise of all dilutive restricted units using the treasury stock method. The computation of limited partners’ interest in net loss per common unit - diluted does not assume such exercises as the effect would be anti-dilutive. The distributions payable on the Series A and Series B Preferred Units for the three and six months ended June 30, 2019 were $6.4 million and $12.9 million, respectively (three and six months ended June 30, 2018 were $6.4 million and $12.9 million, respectively).

	Three Months Ended June 30,
	2019	2018
	$	$
Limited partners' interest in net income (loss) for basic net income (loss) per common unit	9,810	(3,624)
Weighted average number of common units	78,603,636	79,687,499
Dilutive effect of unit-based compensation	81,901	—
Weighted average number of common units and common unit equivalents	78,685,537	79,687,499
Limited partner's interest in net income (loss) per common unit:
Basic	0.12	(0.05)
Diluted	0.12	(0.05)

	Six Months Ended June 30,
	2019	2018
	$	$
Limited partners' interest in net income (loss) for basic net income (loss) per common unit	24,698	(16,671)
Weighted average number of common units	78,600,342	79,667,384
Dilutive effect of unit-based compensation	81,921	—
Weighted average number of common units and common unit equivalents	78,682,263	79,667,384
Limited partner's interest in net income (loss) per common unit:
Basic	0.31	(0.21)
Diluted	0.31	(0.21)

The General Partner’s and common unitholders’ interests in net income are calculated as if all net income was distributed according to the terms of the Partnership’s partnership agreement, regardless of whether those earnings would or could be distributed. The partnership agreement does not provide for the distribution of net income; rather, it provides for the distribution of available cash, which is a contractually defined term that generally means all cash on hand at the end of each quarter after establishment of cash reserves determined by the General Partner's Board of Directors to provide for the proper conduct of the Partnership’s business, including reserves for maintenance and replacement capital expenditure and anticipated credit needs. In addition, the General Partner is entitled to incentive distributions if the amount the Partnership distributes to common unitholders with respect to any quarter exceeds specified target levels. Unlike available cash, net income is affected by non-cash items, such as depreciation and amortization, unrealized gains or losses on non-designated derivative instruments and foreign currency translation gains (losses).

During the three and six months ended June 30, 2019 and 2018, quarterly cash distributions were below $0.4625 per common unit and, consequently, the assumed distribution of net income (loss) was based on the limited partners' and General Partner’s ownership percentage for purposes of the net income (loss) per common unit calculation. For more information on the increasing percentages used to calculate the General Partner’s interest in net income (loss), please refer to the Partnership’s Annual Report on Form 20-F for the year ended December 31, 2018.

Pursuant to the partnership agreement, allocations to partners are made on a quarterly basis.

Common Unit Repurchases

In December 2018, the Partnership announced that the General Partner's Board of Directors had authorized a common unit repurchase program for the repurchase of up to $100 million of the Partnership's common units. During the three and six months ended June 30, 2019, the Partnership repurchased 0.2 million common units and 1.0 million common units, respectively, for $2.5 million and $11.8 million, respectively, and associated 2% general partnership interest of $0.1 million and $0.2 million, respectively. As at June 30, 2019 the maximum dollar value of units that may yet be purchased under the program is approximately $84.5 million.